CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total	Convertible Subordinated Notes Series A [Member]	Convertible Subordinated Notes Series B [Member]	Share Capital and Additional Paid in Capital [Member]	Share Capital and Additional Paid in Capital [Member] Convertible Subordinated Notes Series A [Member]	Share Capital and Additional Paid in Capital [Member] Convertible Subordinated Notes Series B [Member]	Warrant [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]
BALANCE at Dec. 31, 2009	$ 17,464			$ 343,418				$ (319,714)	$ (596)	$ (5,644)
BALANCE, shares at Dec. 31, 2009				16,568
Comprehensive income (loss)	(24,811)							(25,351)	540
Issuance of share capital and warrants, net of issuance costs	16,992			13,564			3,428
Issuance of share capital and warrants, net of issuance costs, shares				5,652
Exercise of options granted to employees	35			35
Exercise of options granted to employees, shares				264
Compensation related to employee stock option grants	1,572			1,572
BALANCE at Dec. 31, 2010	11,252			358,589			3,428	(345,065)	(56)	(5,644)
BALANCE, shares at Dec. 31, 2010				22,484
Comprehensive income (loss)	(17,128)							(17,389)	261
Issuance of share capital and warrants, net of issuance costs	660			500			160
Issuance of share capital and warrants, net of issuance costs, shares				240
Exercise of options granted to employees	15			15
Exercise of options granted to employees, shares				37
Compensation related to employee stock option grants	1,086			1,086
BALANCE at Dec. 31, 2011	(4,115)			360,190			3,588	(362,454)	205	(5,644)
BALANCE, shares at Dec. 31, 2011	22,761,256			22,761
Comprehensive income (loss)	(6,672)							(6,425)	(205)
Issuance of share capital and warrants, net of issuance costs, shares	2,136,362
Issuance of ordinary shares upon conversion of convertible subordinated note		506	1,304		506	1,304
Issuance of ordinary shares upon conversion of convertible subordinated note, shares					2,380	5,858
Exercise of options granted to employees, shares				42
Compensation related to employee stock option grants	590			590
BALANCE at Dec. 31, 2012	$ (8,387)			$ 362,590			$ 3,588	$ (368,921)		$ (5,644)
BALANCE, shares at Dec. 31, 2012	31,041,295			31,041